Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,791,000
Previously Paid Amount	0.00
Total Fee Amount	2,042.64
Total Offset Amount	0.00
Net Fee	2,042.64
Narrative - Max Aggregate Offering Price	$ 14,791,000
Final Prospectus	true